Net Loss Per Share and Unaudited Pro Forma Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified
	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net loss	$ (7,578)	$ (7,954)	$ (7,294)	$ (6,392)	$ (7,008)	$ (3,505)	$ (3,522)	$ (3,090)	$ (3,200)	$ (28,648)	$ (13,317)	$ (14,093)
Accretion of redeemable convertible preferred stock to redemption value					(6)					(11)	(27)	(35)
Net loss attributable to common stockholders	$ (7,578)	$ (7,954)	$ (7,294)	$ (6,397)	$ (7,014)	$ (3,510)	$ (3,527)	$ (3,099)	$ (3,208)	$ (28,659)	$ (13,344)	$ (14,128)
Weighted average common shares outstanding, basic and diluted	21,362,731				2,859,752					10,652,865	2,609,020	2,522,564
Net loss per share attributable to common stockholders, basic and diluted	$ (0.35)	$ (0.37)	$ (0.48)	$ (2.10)	$ (2.45)	$ (1.32)	$ (1.34)	$ (1.19)	$ (1.26)	$ (2.69)	$ (5.11)	$ (5.60)